Foreign Exchange Gain (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Effect Of Changes In Foreign Exchange Rates [Abstract]
Schedule of Foreign Exchange Gain (Loss)

($ millions)	2019	2018 (1) (Revised)
Realized gain (loss)
CCS - Principal	32.4	88.3
US dollar long-term debt maturities	(32.4)	(70.3)
Other	(3.7)	4.3
Unrealized gain (loss)
CCS - Principal and foreign exchange swaps	(141.6)	215.3
Translation of US dollar long-term debt	207.7	(254.2)
Other	(1.3)	(2.1)
Foreign exchange gain (loss) (1)	61.1	(18.7)

(1)	Comparative period revised to reflect current period presentation. Unrealized derivative gain (loss) on CCS and foreign exchange swaps previously included in derivative gains (losses).